Taxation (Tables)	6 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expense

The following table sets forth current and deferred portion of income tax expense of the Company’s subsidiaries:

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current income tax expense	$5,793	$739,079
Deferred income tax expense	(403,485)	(63,827)
Total income tax expense	$(397,692)	$675,252